Lease - Summary of Future Lease Payments for the Operating Leases Under the Operating Leases (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 2,687
2025	2,329
2026	2,010
2027	1,522
2028	1,303
2029 and thereafter	6,688
Total	16,539
Less imputed interest	1,500
Present value of lease liabilities	15,039
Less operating lease liabilities-current	2,343
Long-term operating lease liabilities	$ 12,696
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent